Summary of Significant Accounting Policies - Pro Forma Earnings per Share - Narratives (Details) shares in Millions	12 Months Ended
Dec. 31, 2024 shares
Summary of Significant Accounting Policies
Pro Forma shares outstanding	28.7
Share distribution ratio	0.2